Group information (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of financial statements of subsidiaries and structured entities

The consolidated financial statements of the Group include the following subsidiaries and structured entities:

	Country of		% Group’s equity interest
Entity name	incorporation	Principal activities	2018	2017
DLP Capital LLC (“DLP Capital”)	USA	Holding company	100.00	100.00
DLP Par Participações S.A. (“DLP Par”)	Brazil	Employee trust	100.00	24.70
MPB Capital LLC (“MPB Capital”)	USA	Investment company	100.00	100.00
StoneCo Brasil Participações S.A. (“StoneCo Brasil”) (*)	Brazil	Holding company	100.00	97.58
Stone Pagamentos S.A. (“Stone”)	Brazil	Merchant acquiring	100.00	97.58
MNLT Soluções de Pagamentos S.A. (“MNLT”)	Brazil	Merchant acquiring	100.00	97.58
Pagar.me Pagamentos S.A. (“Pagar.me”)	Brazil	Merchant acquiring	100.00	97.58
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Brazil	Processing card transactions	99.99	97.57
Buy4 Sub LLC (“Buy4 LLC”)	USA	Cloud store card transactions	99.99	97.57
Cappta S.A. (“Cappta”)	Brazil	Electronic fund transfer	61.79	51.98
Mundipagg Tecnologia em Pagamento S.A. (“Mundipagg”)	Brazil	Technology services	99.70	97.29
Equals S.A. (“Equals”)	Brazil	Reconciliation services	100.00	29.27
Stone Franchising Ltda. (“Stone Franchising”)	Brazil	Franchising management	99.99	—
TAG Tecnologia para o Sistema Financeiro S.A. (“TAG”)	Brazil	Financial assets register	99.98	—
TAPSO FIDC (“TAPSO”) (Note 3.2)	Brazil	Receivables investment fund	100.00	97.58
FIDC AR1 (Note 3.2 / Note 19(a))	Brazil	Receivables investment fund	100.00	97.58
FIDC AR2 (Note 3.2 / Note 19(a))	Brazil	Receivables investment fund	100.00	97.58

(*)	Formerly known as DLP Brasil Participações S.A.